UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07946

 NAME OF REGISTRANT:                     EV Classic Senior Floating-Rate
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston , MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston , MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 03/14/2008


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 EV Classic Senior Floating-Rate Fund

 EV Classic Senior Floating-Rate Fund (the "Fund") is a feeder fund that invests exclusively in shares of Senior Debt Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio was filed on August 25, 2008 and can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 933188 and its file number is 811-8876.

 During the period, shareholders approved a merger of the Fund into Eaton Vance Floating-Rate Advantage
 Fund, a series of Eaton Vance Mutual Funds Trust
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         EV Classic Senior Floating-Rate Fund
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/27/2008